Note 12 - Income Taxes and Other Taxes Payable (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards, Expiration Dates	20 years beginning from the year it occurred if not utilized
Corporate income tax, PRC	25.00%
Undistributed Earnings of Foreign Subsidiaries	$ 13,700,000	$ 8,700,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards	0	87,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 0	$ 87,000